RELATED PARTY TRANSACTIONS - Schedule of Amounts Due to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 86,563	$ 12,642	¥ 110,038
Other non-current liabilities due to related parties	26,843	$ 3,920	21,736
Laian Country Garden Property Development Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	11,550		11,550
Changsha Ningxiang Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties			8,732
Chuzhou Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	30,769		30,769
Wuhan Country Garden Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	3,154		3,154
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	4,076		6,515
Guangdong Giant Leap Construction Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	10,166		10,166
Baoding Baigou New Town Honghua Eaton Commerce Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	6,000		3,000
Shanghai Hanlue Information Technology Center Limited Partnership
Related Party Transaction [Line Items]
Amounts due to related parties	11,573
Other non-current liabilities due to related parties	5,107
Huaihua Zhiyi Network Technology Limited Partnership
Related Party Transaction [Line Items]
Amounts due to related parties			18,335
Other non-current liabilities due to related parties	14,490		14,490
Huaihua Yimeng Network Technology Limited Partnership
Related Party Transaction [Line Items]
Amounts due to related parties			9,167
Other non-current liabilities due to related parties	7,246		7,246
Huidong Country Garden Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	3,515		3,110
Others
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 5,760		¥ 5,540